Movement of Financial Asset and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Asset:
Beginning Balance		$ 89
Change in fair value of the contingent consideration receivable		(89)
Ending Balance
Liabilities:
Beginning Balance	1,530	1,380
Ending Balance	1,680	1,530
Put Option
Liabilities:
Change in fair value	$ 150	$ 150